            Financial Statements

--------------------------------------------------------------------------------
                      STATEMENT OF OPERATIONS For the period from October 1, 1997 to June 30, 1998*
 ................................................................................

INCOME:
Interest ...................................................     $13,749,002
                                                              -----------------

EXPENSES (NOTE 5):
Investment management fee ..................................         368,211
Custodian and accounting fees ..............................         180,109
Transfer agent and dividend disbursing agent fees ..........          23,417
Registration fees ..........................................         118,498
Reports to shareholders ....................................          14,611
Amortization of organization costs .........................           9,431
Directors' fees ............................................           7,937
Audit and legal fees .......................................          39,940
Other expenses .............................................          16,085
                                                              -----------------
  Total expenses ...........................................         778,239
    Less expenses paid indirectly ..........................          (1,696)
                                                              -----------------

  Total net expenses .......................................         776,543
                                                              -----------------

  Net investment income ....................................     $12,972,459
                                                              -----------------
                                                              -----------------

* DATE FUND DISCONTINUED OPERATIONS. SEE NOTE 1 IN THE NOTES TO FINANCIAL
 STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

            1  1998 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                PERIOD ENDED        YEAR ENDED
                                                                  6/30/98*           9/30/97
                                                              ----------------   ----------------
OPERATIONS:
Net investment income ......................................   $  12,972,459       $ 13,938,945
                                                              ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................     (13,024,616)       (13,938,945)
                                                              ----------------   ----------------

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets from capital share
    transactions (note 4) ..................................    (277,401,833)       104,889,203
                                                              ----------------   ----------------
  Total increase (decrease) in net assets ..................    (277,453,990)       104,889,203

Net assets at beginning of period ..........................     277,453,990        172,564,787
                                                              ----------------   ----------------

Net assets at end of period ................................              --       $277,453,990
                                                              ----------------   ----------------
                                                              ----------------   ----------------

* DATE FUND DISCONTINUED OPERATIONS. SEE NOTE 1 IN THE NOTES TO FINANCIAL
 STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

            2  1998 Annual Report - Institutional Money Market Fund

             Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Institutional Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. The company currently includes one diversified series, Institutional Money Market Fund (the fund). It is anticipated that the company will be dissolved under Minnesota law before the end of 1998.

                      Institutional Money Market Fund invested in short-term securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such securities.

                      On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the fund's investment advisor, was acquired by U.S. Bancorp. U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of March 31, 1998, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $70.9 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of March 31, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $65.3 billion in assets, including approximately $23.3 billion in assets of the First American Funds.

                      As a result of the acquisition of Piper Jaffray Companies Inc. by U.S. Bancorp, shares were redeemed and the fund discontinued operations as a result of the change in the brokerage firm sweep vehicle from the Institutional Money Market Fund to First American Funds - Prime Obligations Fund.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities were valued on the basis of amortized cost, which approximated market value.

                      Security transactions were accounted for on the date the securities were purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, was accrued daily.

                      FEDERAL TAXES
                      Prior to discontinuing operations, the fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies in order to avoid the payment of federal income tax. The fund distributed its taxable net investment income and realized gains to avoid the payment of any federal excise taxes.

                      As a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in-capital by $52,157 prior to the closing of the fund.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income were declared daily and reinvested in additional shares of the fund monthly.

--------------------------------------------------------------------------------

            3  1998 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, transferred uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which was invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements were held by the fund's custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements were held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensured that the daily market value of the collateral was in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                      ORGANIZATION COSTS
                      Organization costs were incurred in connection with the start up and initial registration of the fund. These costs were amortized over 60 months on a straight-line basis.

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities for the period from October 1, 1997 to June 30, 1998, aggregated $6,776,031,012 and $7,056,790,569, respectively.

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Capital share transactions for the fund at net asset value of $1 per share were as follows:

                                               PERIOD FROM
                                             OCTOBER 1, 1997           YEAR ENDED
                                            TO JUNE 30, 1998*      SEPTEMBER 30, 1997
                                          ----------------------   -------------------
Sales of fund shares ...................      $ 1,783,912,230        $ 1,521,304,518
Issued for reinvested distributions ....           12,052,618             12,954,196
Redemptions of fund shares .............       (2,073,366,681)        (1,429,369,511)
                                          ----------------------   -------------------
                                              $  (277,401,833)       $   104,889,203
                                          ----------------------   -------------------
                                          ----------------------   -------------------

                      * THE FUND DISCONTINUED OPERATIONS ON JUNE 30, 1998.
                        SEE NOTE 1.

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      The company had entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital managed the fund's assets and furnished related office facilities, equipment, research and personnel. The agreement required the fund to pay Piper Capital a monthly fee based on average daily net assets. The fee was equal to an annual rate of 0.15% of the fund's average daily net assets. For the period from October 1, 1997 to June 30, 1998, the effective management fee paid by the fund was 0.15% on an annual basis.

--------------------------------------------------------------------------------

            4  1998 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company had also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) performed various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which were paid monthly to Piper Jaffray and Piper Trust for providing these services, were equal to an annual rate of $7.50 per active shareholder account and $1.60 per closed account. For the period from October 1, 1997 to June 30, 1998, the fund paid $7,464 and $2,446 to Piper Jaffray and Piper Trust, respectively, in connection with the shareholder account servicing agreements.

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, the fund was responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                      Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the fund.

--------------------------------------------------------------------------------

            5  1998 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      INSTITUTIONAL MONEY MARKET FUND

                                                                  Three Months
                                Period Ended      Year Ended         Ended                      Year Ended June 30,
                                  June 30,      September 30,    September 30,    -----------------------------------------------
                                   1998(d)           1997             1996          1996        1995        1994        1993(b)
                                -------------   --------------   --------------   ---------   ---------   ---------   -----------
PER-SHARE DATA
Net asset value, beginning
  of period ..................      $ 1.00           $1.00            $1.00       $    1.00   $    1.00   $    1.00      $1.00
                                -------------       ------           ------       ---------   ---------   ---------   -----------
Operations:
  Net investment income ......        0.04            0.05             0.01            0.05        0.05        0.03       0.01
Distributions to shareholders:
  From net investment
    income ...................       (0.04)          (0.05)           (0.01)          (0.05)      (0.05)      (0.03)     (0.01)
Redemption of fund shares            (1.00)             --               --              --          --          --         --
                                -------------       ------           ------       ---------   ---------   ---------   -----------
Net asset value, end of
  period .....................      $ 0.00           $1.00            $1.00       $    1.00   $    1.00   $    1.00      $1.00
                                -------------       ------           ------       ---------   ---------   ---------   -----------
                                -------------       ------           ------       ---------   ---------   ---------   -----------
SELECTED INFORMATION
Total return (a) .............        4.01%           5.32%            1.29%           5.42%       5.26%       3.23%      1.24%
Net assets at end of period
  (in millions) ..............          --           $ 277            $ 173       $     174   $      52   $      35      $  40
Ratio of expenses to average
  daily net assets ...........        0.32%(c)        0.31%            0.35%(c)        0.35%       0.35%       0.35%      0.35%(c)
Ratio of net investment income
  to average daily net
  assets .....................        5.29%(c)        5.21%            5.06%(c)        5.22%       5.17%       3.26%      3.02%(c)
Ratios before waivers by
  the advisor:
  Ratio of expenses to average
    daily net assets before
    waivers ..................        0.32%(c)        0.31%            0.41%(c)        0.38%       0.49%       0.61%      0.35%(c)
  Ratio of net investment
    income to average daily
    net assets before
    waivers ..................        5.29%(c)        5.21%            5.00%(c)        5.19%       5.03%       3.00%      3.02%(c)

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  COMMENCEMENT OF OPERATIONS WAS FEBRUARY 2, 1993.
(c)  ANNUALIZED.
(d) PERIOD FROM OCTOBER 1, 1997 TO JUNE 30, 1998. FUND DISCONTINUED OPERATIONS ON JUNE 30, 1998. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

            6  1998 Annual Report - Institutional Money Market Fund

             Independent Auditors' Report
--------------------------------------------------------------------------------

                      THE BOARD OF DIRECTORS AND SHAREHOLDERS
                      PIPER INSTITUTIONAL FUNDS INC.:

                      We have audited the accompanying statement of operations of Institutional Money Market Fund (a fund within Piper Institutional Funds Inc.) for the period from October 1, 1997 to June 30, 1998 (date fund discontinued operations), the statements of changes in net assets for the period from October 1, 1997 to June 30, 1998, and the year ended September 30, 1997, and the financial highlights for the periods presented in note 6 to the financial statements. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements present fairly, in all material respects for Institutional Money Market Fund, the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                      As described in note 1 to the financial statements, all of Institutional Money Market Fund's shares were redeemed and the fund discontinued operations on June 30, 1998.

                      KPMG Peat Marwick LLP
                      Minneapolis, Minnesota
                      August 7, 1998

--------------------------------------------------------------------------------

            7  1998 Annual Report - Institutional Money Market Fund

             Federal Income Tax Information
--------------------------------------------------------------------------------

                      The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported on Form 1099-DIV. Please consult a tax advisor on how to report these distributions at the state and local levels.

                      INCOME DISTRIBUTIONS (TAXABLE AS ORDINARY DIVIDENDS, NONE QUALIFYING FOR DEDUCTION BY CORPORATIONS)

PAYABLE DATE                              AMOUNT
----------------------------------------  -------
October 1, 1997 ........................  $0.0045
November 3, 1997 .......................   0.0045
December 1, 1997 .......................   0.0043
January 2, 1998 ........................   0.0046
February 2, 1998 .......................   0.0045
March 2, 1998 ..........................   0.0041
April 1, 1998 ..........................   0.0046
May 1, 1998 ............................   0.0043
June 1, 1998 ...........................   0.0044
June 29, 1998 ..........................   0.0041
                                          -------
  Total ................................  $0.0439
                                          -------
                                          -------

--------------------------------------------------------------------------------

            8  1998 Annual Report - Institutional Money Market Fund